Banking Issuances (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Balance at beginning of period	R$ 16,188,440	R$ 11,995,288
Additions, Deposits From Customers	42,437,883	17,958,706
Withdrawals, Deposits From Customers	(35,607,575)	(14,408,110)
Interest expense on deposits from customers	1,070,486	642,556
Balance at end of period	R$ 24,089,234	R$ 16,188,440